Employee Benefits - Summary of Sensitivity Analysis For Actuarial Assumptions Defined Benefit Obligations (Detail) - Actuarial assumption of discount rates [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Japanese plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% decrease	¥ 177,741	¥ 177,929	¥ 181,320
0.5% increase	(154,265)	(155,770)	(158,925)
Foreign plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
0.5% decrease	99,253	109,224	151,579
0.5% increase	¥ (179,276)	¥ (91,642)	¥ (154,893)